California Municipal Fund (Prospectus Summary) | California Municipal Fund
California Municipal Fund
Objective:
The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class and The Costs of
Investing" beginning on page 194, of the Fund's prospectus and "Multiple Class
Structure" beginning on page 129 of the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees California Municipal Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses California Municipal Fund		Class A	Class B	Class C
Management Fees	[1]	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Interest Expenses		0.05%	0.05%	0.05%
Other Expenses		0.12%	0.45%	0.33%
Total Annual Fund Operating Expenses		0.81%	1.89%	1.77%
Expense Reimbursement	[2]		0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.81%	1.87%	1.77%
[1]	Management Fees have been restated to reflect current fees. Effective September 12, 2011, management fees were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for Class B shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example California Municipal Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	455	624	808	1,339
Class B	690	992	1,219	1,927
Class C	280	557	959	2,084

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption California Municipal Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	455	624	808	1,339
Class B	190	592	1,019	1,927
Class C	180	557	959	2,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 45.4%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate- and long-term California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities).
Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital California Municipal
Bond Index, which as of December 31, 2011 was 8.43 years. The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.
Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to reinvest for modest growth and are willing to accept fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (such as California or Illinois) has greater exposure than other funds to economic conditions and developments in those areas.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the
Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar Q3 '09 11.85% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -10.08% chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns California Municipal Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	7.23%	1.51%	3.40%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	7.23%	1.51%	3.35%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.40%	1.93%	3.53%
Class B	Class B Return Before Taxes	5.36%	1.10%	3.16%
Class C	Class C Return Before Taxes	9.39%	1.40%	2.95%
Barclays Capital California Municipal Index	Barclays Capital California Municipal Index (reflects no deduction for fees, expenses, or taxes)	12.28%	5.04%	5.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.